Stock-Based Compensation (Stock Options Fair Value Assumptions) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2012 Y	Dec. 31, 2011 Y
February 2012 Grant [Member]
Stock Options Fair Value Assumptions
Grant date price per share of option award	$ 38.21
Expected dividend yield per share	2.75%
Expected life in years	6.5
Expected volatility	55.06%
Risk-free interest rate	1.34%
Grant date fair value per share of option awards	$ 15.82
February 2011 Grant [Member]
Stock Options Fair Value Assumptions
Grant date price per share of option award	$ 40.26	$ 40.26
Expected dividend yield per share	2.50%	2.50%
Expected life in years	6.5	6.5
Expected volatility	60.00%	60.00%
Risk-free interest rate	3.02%	3.02%
Grant date fair value per share of option awards	$ 19.28	$ 19.28
August 2010 Grant [Member]
Stock Options Fair Value Assumptions
Grant date price per share of option award	$ 20.00	$ 20.00
Expected dividend yield per share	2.50%	2.50%
Expected life in years	6.5	6.5
Expected volatility	62.00%	62.00%
Risk-free interest rate	3.05%	3.05%
Grant date fair value per share of option awards	$ 9.82	$ 9.82
February 2010 Grant [Member]
Stock Options Fair Value Assumptions
Grant date price per share of option award	$ 28.10	$ 28.10
Expected dividend yield per share	2.50%	2.50%
Expected life in years	6.5	6.5
Expected volatility	62.00%	62.00%
Risk-free interest rate	3.05%	3.05%
Grant date fair value per share of option awards	$ 13.81	$ 13.81
February 2009 Grant [Member]
Stock Options Fair Value Assumptions
Grant date price per share of option award		$ 15.26
Expected dividend yield per share		2.50%
Expected life in years		6.5
Expected volatility		51.00%
Risk-free interest rate		2.05%
Grant date fair value per share of option awards		$ 6.19